Revenue - Schedule of Revenue Recognized in Consolidated Statements of Profit or Loss (Parenthetical) (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue
Revenue	€ 158,045,000	€ 35,998,000	€ 258,998,000	€ 131,892,000
Denmark [member]
Revenue
Revenue	€ 2,600,000	€ 0	€ 5,000,000	€ 0